Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	$ 10,834,729	$ (46,657,000)	$ (3,521,860)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					512,039		512,039
Warrants issued for services					26,594		26,594
Shares issued for services		$ 225,000					225,000
Shares issued for services, shares		5,000,000
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Imputed interest - related party					80,851		80,851
Beneficial conversion feature
Net loss						(3,029,780)	(3,029,780)
Balance at Dec. 31, 2023	$ 5,217,800	$ 27,385,611		$ 22,000	11,354,213	(49,686,780)	(5,707,156)
Balance, shares at Dec. 31, 2023	2	1,038,374,219		1,122,311
Warrants issued for services - related parties					771,026		771,026
Warrants issued for services					80,179		80,179
Imputed interest - related party					81,072		81,072
Net loss						(3,398,939)	(3,398,939)
Preferred share issued in connection with debt cancellation - related party	$ 20,000						20,000
Preferred share issued in connection with debt cancellation - related party, shares	1
Options issued for services					4,197		4,197
Balance at Dec. 31, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	$ 12,290,687	$ (53,085,719)	$ (8,149,621)
Balance, shares at Dec. 31, 2024	3	1,038,374,219		1,122,311